Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investor Shares [Member] | FAM Value Fund | FAM Value Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	15.57%	16.09%	(14.12%)	25.63%	6.82%	30.32%	(6.18%)	17.00%	15.60%	(1.74%)
Investor Shares [Member] | SUMMARY SECTION | FAM Dividend Focus Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	7.58%	19.70%	(13.42%)	25.57%	13.20%	32.56%	0.06%	12.64%	21.59%	(0.73%)
Investor Shares [Member] | FAM Small Cap Fund | FAM Small Cap Fund Investor
Prospectus [Line Items]
Annual Return [Percent]	12.49%	20.11%	(12.42%)	27.72%	10.10%	26.89%	(9.37%)	4.55%	24.21%	(3.49%)
Institutional [Member] | FAM Value Fund | FAM Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	15.79%	16.32%	(13.96%)	25.86%	7.03%	30.57%	(6.00%)	17.18%	15.60%	(1.74%)
Institutional [Member] | SUMMARY SECTION | FAM Dividend Focus Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.58%	19.70%	(13.42%)	25.57%	13.20%	32.56%	0.06%	12.64%	21.59%	(0.73%)
Institutional [Member] | FAM Small Cap Fund | FAM Small Cap Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	12.65%	20.20%	(12.32%)	27.82%	10.25%	27.05%	(9.29%)	4.66%	24.42%	(3.49%)